Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014 [1]	Sep. 30, 2015	Sep. 30, 2014 [1]	Dec. 31, 2014	Dec. 31, 2013
Statements Of Operations
REVENUE	$ 9,684,107	$ 9,341,631	$ 30,886,743	$ 29,371,182	$ 39,624,783	$ 39,449,389
COST OF GOODS SOLD	3,457,210	3,291,188	11,051,591	10,125,276	13,740,348	13,639,940
GROSS PROFIT	6,226,897	6,050,443	19,835,152	19,245,906	25,884,435	25,809,449
OPERATING EXPENSES
SELLING, GENERAL & ADMINSTRATIVE EXPENSES	5,458,441	5,162,541	16,451,427	15,511,633	20,963,733	19,569,773
DEPRECIATION AND AMORTIZATION	1,352,556	492,937	2,899,032	1,471,743	2,198,852	1,902,304
OPERATING INCOME	(584,100)	394,965	484,693	2,262,530	2,721,850	4,337,372
OTHER INCOME (EXPENSE)
Other expense	9,463	(5,447)	13,123	(29,384)	(68,204)	(104,098)
Interest expense	(1,667,329)	(1,675,448)	(4,965,946)	(4,948,405)	(6,633,536)	(6,577,537)
Total other income (expense)	(1,657,866)	$ (1,680,895)	(4,952,823)	(4,977,789)	(6,701,740)	(6,681,635)
INCOME TAX EXPENSE	23,670		70,670	569	202,000	233,000
Net loss	$ (2,265,636)	$ (1,285,930)	$ (4,538,800)	$ (2,715,828)	$ (4,181,890)	$ (2,577,263)
Net loss per share - basic and diluted:
Loss per share attributable to common stockholders	$ (3.78)	$ (2.16)	$ (7.59)	$ (4.55)	$ (7.00)	$ (4.32)
Weighted average number of common shares outstanding	598,946	596,245	597,711	596,245	597,090	596,256

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Nine Months Ended September 30, 2014